BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND GOING CONCERN - Class A ordinary shares subject to redemption (Details) - USD ($)		3 Months Ended			9 Months Ended	12 Months Ended
	Oct. 09, 2024	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND GOING CONCERN
Class A ordinary shares subject to possible redemption - beginning balance		$ 19,544,573	$ 19,245,085	$ 18,949,539	$ 18,949,539	$ 31,440,528	$ 234,364,451
Less: Redemption of ordinary shares	$ 14,300,000					(14,306,363)	(208,978,864)
Plus: Increase in redemption value of Class A ordinary shares subject to redemption		302,043	299,488	295,546		1,815,374	6,054,941
Class A ordinary shares subject to possible redemption - ending balance		$ 19,846,616	$ 19,544,573	$ 19,245,085	$ 19,846,616	$ 18,949,539	$ 31,440,528